AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks - 94.2%
Communication Services - 18.7%
Bharti Airtel, Ltd. (India)	70,883	$1,432,990
Bilibili, Inc., Class Z (China)*	58,580	1,123,380
NetEase, Inc. (China)	62,000	1,273,642
NetEase, Inc., ADR (China)	17,706	1,822,302
REA Group, Ltd. (Australia)	13,911	1,930,075
Tencent Holdings, Ltd. (China)	99,239	6,340,971
Tencent Music Entertainment Group, ADR (China)	67,630	974,548

Total Communication Services		14,897,908
Consumer Discretionary - 18.4%
Alibaba Group Holding, Ltd. (China)	221,450	3,664,108
Aristocrat Leisure, Ltd. (Australia)	73,090	2,955,988
BYD Co., Ltd., Class H (China)	29,000	1,468,459
Light & Wonder, Inc. (United States)*,1	5,434	484,237
LVMH Moet Hennessy Louis Vuitton SE (France)	1,256	777,814
Meituan, Class B (China)*,2	40,300	810,935
Midea Group Co., Ltd., Class A (China)	98,800	1,069,928
Mixue Group (China)*	7,600	411,378
Titan Co., Ltd. (India)	21,510	767,639
Trent, Ltd. (India)	10,471	649,090
Zomato, Ltd. (India)*	684,043	1,606,879

Total Consumer Discretionary		14,666,455
Consumer Staples - 3.8%
Nestle India, Ltd. (India)	29,350	771,204
Nongfu Spring Co., Ltd., Class H (China)[1,2]	255,200	1,107,080
Varun Beverages, Ltd. (India)	186,455	1,173,241

Total Consumer Staples		3,051,525
Energy - 0.9%
Reliance Industries, Ltd. (India)	46,400	689,844
Financials - 8.2%
Futu Holdings, Ltd., ADR (Hong Kong)	9,870	1,010,195
HDFC Bank, Ltd., ADR (India)	50,926	3,383,523
ICICI Bank, Ltd., Sponsored ADR (India)	15,424	486,164
KB Financial Group, Inc. (South Korea)	30,441	1,650,016

Total Financials		6,529,898
Health Care - 4.1%
CSPC Pharmaceutical Group, Ltd. (China)	406,000	258,035
Pro Medicus, Ltd. (Australia)	7,705	975,264
Samsung Biologics Co., Ltd. (South Korea)*,2	691	479,562
Telix Pharmaceuticals, Ltd. (Australia)*	74,745	1,251,439
XtalPi Holdings, Ltd. (China)*,1	409,000	308,885

Total Health Care		3,273,185
	Shares	Value
Industrials - 11.6%
Contemporary Amperex Technology Co., Ltd., Class A (China)	25,100	$878,506
Hanwha Aerospace Co., Ltd. (South Korea)	9,138	3,926,457
HD Hyundai Electric Co., Ltd. (South Korea)	16,103	3,286,292
HD Hyundai Heavy Industries Co., Ltd. (South Korea)	4,000	764,962
Samsung C&T Corp. (South Korea)	5,284	422,062

Total Industrials		9,278,279
Information Technology - 24.6%
ASMedia Technology, Inc. (Taiwan)	15,000	813,171
Beijing Fourth Paradigm Technology Co., Ltd. (China)*,1	58,000	343,616
Delta Electronics, Inc. (Taiwan)	70,000	774,218
E Ink Holdings, Inc. (Taiwan)	106,000	862,926
Hon Hai Precision Industry Co., Ltd. (Taiwan)	140,000	631,511
MediaTek, Inc. (Taiwan)	27,000	1,163,712
NAURA Technology Group Co., Ltd., Class A (China)	22,096	1,273,605
Quanta Computer, Inc. (Taiwan)	229,000	1,593,302
Samsung Electronics Co., Ltd. (South Korea)	45,359	1,798,279
SK Hynix, Inc. (South Korea)	6,301	839,961
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	243,400	6,854,872
Tata Consultancy Services, Ltd. (India)	8,615	362,403
Wiwynn Corp. (Taiwan)	10,000	506,396
Xero, Ltd. (New Zealand)*	19,017	1,858,789

Total Information Technology		19,676,761
Materials - 0.5%
Pidilite Industries, Ltd. (India)	12,351	411,009
Real Estate - 3.4%
Goodman Group, REIT (Australia)	151,628	2,721,213

Total Common Stocks (Cost $69,942,615)		75,196,077
Participation Notes - 3.2%
Consumer Discretionary - 1.4%
Zomato, Ltd. (CLSA Ltd.), 07/22/26 (India)	467,020	1,097,073
Health Care - 0.7%
Apollo Hospitals Enterprise, Ltd. (CLSA Ltd.), 06/30/27 (India)	7,222	557,781
Information Technology - 1.1%
Tata Consultancy Services, Ltd. (CLSA Ltd.), 06/28/30 (India)	21,829	918,271

Total Participation Notes (Cost $2,136,160)		2,573,125

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 2.8%
Joint Repurchase Agreements - 0.5%[3]
TD Securities LLC, dated 03/31/25, due 04/01/25, 4.370% total to be received $375,807 (collateralized by a U.S. Treasury, 4.875%, 10/31/28, totaling $383,276)	$375,761	$375,761

Shares
Other Investment Companies - 2.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[4]	747,068	747,068
	Shares	Value
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[4]	1,120,602	$1,120,602

Total Other Investment Companies		1,867,670

Total Short-Term Investments (Cost $2,243,431)		2,243,431
Total Investments - 100.2% (Cost $74,322,206)		80,012,633
Other Assets, less Liabilities - (0.2)%		(157,203)
Net Assets - 100.0%		$79,855,430

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,155,539 or 1.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $2,397,577 or 3.0% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	—	$19,676,761	—	$19,676,761
Communication Services	$2,796,850	12,101,058	—	14,897,908
Consumer Discretionary	411,378	14,255,077	—	14,666,455
Industrials	—	9,278,279	—	9,278,279
Financials	4,879,882	1,650,016	—	6,529,898
Health Care	—	3,273,185	—	3,273,185
Consumer Staples	—	3,051,525	—	3,051,525
Real Estate	—	2,721,213	—	2,721,213
Energy	—	689,844	—	689,844
Materials	—	411,009	—	411,009
Participation Notes†	—	2,573,125	—	2,573,125
Short-Term Investments
Joint Repurchase Agreements	—	375,761	—	375,761
Other Investment Companies	1,867,670	—	—	1,867,670
Total Investments in Securities	$9,955,780	$70,056,853	—	$80,012,633

†	All participation notes held in the Fund are Level 2 securities. For a detailed breakout of participation notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
For the period ended March 31, 2025, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2025, was as follows:
Country	% of Long-Term Investments
Australia	12.7
China	29.7
France	1.0
Hong Kong	1.3
India	18.4
New Zealand	2.4
South Korea	16.9
Taiwan	17.0
United States	0.6
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,155,539	$375,761	$844,140	$1,219,901
The following table summarizes the securities received as collateral for securities lending at March 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	11/15/25-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.